SEGMENT REPORTING (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 431,943	$ 544,325	$ 531,379
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	326,713	443,256	410,644
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 105,230	$ 101,069	$ 120,735